GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2018	Feb. 28, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Other Income and Expenses [Abstract]
Gain/(loss) on sale of assets and termination of charters, net	$ (200)	$ (1,400)	$ 0	$ (1,623)	$ (2,578)
Proceeds from sale of vessels and termination of charters	$ 12,700	17,900	$ 0	$ 30,169	145,654
Compensation in the form of a loan note		$ 4,400			$ 3,400